Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 36.78%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		976	$97,863
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,983	95,700
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,656	47,875
Vanguard Short-Term Treasury ETF (a)............................................................................		1,657	95,758
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $339,658)			337,196
		Notional
PURCHASED OPTIONS - 119.20% (b)(c)	Contracts	Amount

CALL OPTIONS - 95.78%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $411.04.......................................	16	$573,696	25,932
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $0.41..........................................	24	860,544	852,353
PUT OPTIONS - 23.42%			878,285

iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.90...................	92	942,540	72,972
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price
$103.15................................................................................................................	92	942,540	52,707
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $369.94......................................	24	860,544	84,395
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $164.83......................................	24	860,544	4,683
TOTAL PURCHASED OPTIONS (Cost $1,169,387)			214,757
			1,093,042
Total Investments (Cost $1,509,045) - 155.98%............................................................			1,430,238
Liabilities in Excess of Other Assets - (55.98)%.............................................................			(513,263)
....................................................................................TOTAL NET ASSETS - 100.00%			$916,975

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,196.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	9/11/2023	$164.83	24	$(860,544)	$(474,888)
PUT OPTIONS					(474,888)

iShares 20+ Year Treasury Bond ETF...............	9/11/2023	$108.32	92	(942,540)	(100,091)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	9/11/2023	$108.58	92	(942,540)	(81,747)
S&P 500® Mini Index...................................	9/11/2023	$411.04	24	(860,544)	(134,783)
TOTAL OPTIONS WRITTEN (Premiums Received $787,511)					(316,621)
					$(791,509)